CONDENSED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended		121 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Cash flows from operating activities:
Net loss	$ (5,338)	$ (3,246)	$ (5,302)	$ (6,920)	$ (32,385)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	18	17	23	21	111
Stock-based compensation	1,619	1,194	1,254	513	7,335
Common stock issued for acquisition of license			0	0	29
Warrants issued for financing costs			0	0	468
Change in fair value of derivative liability	0	(1,096)	(1,096)	50	(86)
Contributed services			0	0	774
Amortization of debt discount			0	0	21
Increase in operating assets:
Prepaid expenses	(13)	(118)	(86)	(77)	(163)
Other assets			0	(3)	(3)
Increase in operating liabilities:
Accounts payable and accrued expenses	(87)	(180)	500	1,895	3,280
Cash used in operating activities	(3,801)	(3,429)	(4,707)	(4,521)	(20,619)
Cash flows from investing activities:
Acquisition of office equipment	(4)	(8)	(8)	(7)	(31)
Acquisition of intangibles			0	0	(194)
Cash used in investing activities	(4)	(8)	(8)	(7)	(225)
Cash flows from financing activities:
Proceeds from sale of common stock and warrants	4,104	6,217	6,217	652	23,844
Proceeds from exercise of warrants	0	405	405	691	1,221
Cost of common stock and warrants sold	(327)	(665)	(665)	0	(739)
Proceeds from convertible notes - stockholder			0	0	155
Repayments of convertible notes - stockholder			0	0	(50)
Cash provided by financing activities	3,777	5,957	5,957	1,343	24,431
Net increase (decrease) in cash	(28)	2,520	1,242	(3,185)	3,587
Cash and cash equivalents, beginning of period	3,587	2,345	2,345	5,530	0
Cash and cash equivalents, end of period	$ 3,559	$ 4,865	$ 3,587	$ 2,345	$ 3,587